Interest and Finance Costs	12 Months Ended
Dec. 31, 2017
Interest and Finance Costs [Abstract]
Interest and Finance Costs

10.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2017	2016	2015
Interest expense	$24,978	$19,523	$13,922
Amortization of financing costs	1,455	1,503	1,364
Commitment fees and other costs	195	923	269
Total	$26,628	$21,949	$15,555

Total interest on long-term debt for 2017, 2016 and 2015 amounted to $24,991, $21,009, and $14,622, respectively, of which $13, $1,486, and $700, respectively, were capitalized and included “Vessels, net book value”, in the accompanying consolidated balance sheets.